Collateralized transactions - Assets Subject to Lien (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 2,515,096	¥ 2,331,088
Loans and receivables [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	627,090	409,145
Trading assets and private equity and debt investments [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	1,766,083	1,818,795
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	2,933	7,591
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	117,655	94,471
Investments in and advances to affiliated companies [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	2	2
Other [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 1,333	¥ 1,084